Financial risk management and fair values - Movement in loss allowance account in respect of trade receivables (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other receivables | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Credit loss recognized during the year	¥ 0	¥ 0